LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
NOTE 2 - LOAN RECEIVABLE

On February 28, 2016, the Company entered into an agreement with Synthesis Management Limited (“Synthesis Management”) to loan €125,000 ($131,900) to Synthesis Management for the purpose of paying a financing management fee. The Company made the payment to Synthesis Management on September 28, 2016. The loan is non-interest bearing and has a maturity date of December 31, 2016. As of the date of filing, the Company has agreed to extend the maturity date of the loan until December 31, 2017, however no formal written amendment has been delivered.